UNITED STATES
	SECURITIES AND EXCHANGE COMMISSION
	WASHINGTON, D.C.  20549

	FORM 13F

	FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment	[ ]; Amendment Number:
This Amendment (Check only one.):	[ ] is a restatement.
					[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		DAFNA Capital Management, LLC
Address:	10990 Wilshire Boulevard, Suite 1400
		Los Angeles, CA 90024

13F File Number:	28-12327

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Nathan Fischel
Title:	CEO & CCO
Phone:	(310) 954-3200
Signature, Place, and Date of Signing:


Nathan Fischel, MD, CFA		Los Angeles, CA		August 12, 2011

Report Type (Check only one.):

[X]	13F HOLDINGS REPORT.
[ ]	13F NOTICE.
[ ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number         Name

28 -
    ----------------------   ---------------------------------------
 [Repeat as necessary.]


SEC 1685 (3-01)     Persons  who  respond  to  the   collection  of  information
                    contained in this form are not required to respond unless the form displays a currently valid OMB control number.


	FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	1

Form 13F Information Table Entry Total:	63

Form 13F Information Table Value Total:	$69,338
                                        ---------------------
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

      No.      Form 13F File Number    Name

      1        28 - 12328               Nathan Fischel
      -------       ------------------  --------------------------------
      [Repeat as necessary.]

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--------------------------------- -------- ---------- -------- --------------------- ------------------- -------------------------
          Column 1                 Column   Column    Column           Column         Column    Column            Column 8
                                      2        3         4                5              6         7
--------------------------------- -------- ---------- -------- --------------------- ------------------- -------------------------
                                                                                                              Voting Authority
--------------------------------- -------- ---------- -------- --------------------- ---------- -------- -------------------------
                                   TITLE
                                    OF                 VALUE      SHRS OR   SH/  PUT/ INVESTMENT  OTHER
      NAME OF ISSUER               CLASS     CUSIP    (x$1000)    PRN AMT   PRN  CALL DISCRETION MANAGERS   SOLE    SHARED   NONE
--------------------------------- -------- ---------- -------- ------------ ---- ---- ---------- -------- --------- ------- -------

ACHILLION PHARMACEUTICALS INC	   COM	   00448Q201	  562 	   75500     SH		Sole		    75500
ADOLOR CORP			   COM	   00724X102	  126 	   63089     SH		Sole		    63089
ALNYLAM PHARMACEUTICALS INC	   COM	   02043Q107	  962 	  102686     SH		Sole		   102686
AUTHENTIDATE HOLDING CORP	   COM	   052666104	   44 	   36520     SH		Sole		    36520
AVI BIOPHARMA INC	           COM	   002346104	  523 	  365734     SH		Sole		   365734
BIODEL INC			   COM	   09064M105  	  196 	  104840     SH		Sole		   104840
BIOSPECIFICS TECHNOLOGIES CORP	   COM	   090931106	 1131 	   50498     SH		Sole		    50498
BOVIE MEDICAL CORPORATION	   COM	   10211F100	   64 	   24553     SH		Sole		    24553
CARDIONET INC	                   COM	   14159L103	 1813 	  341476     SH		Sole		   341476
CARDIOVASCULAR SYSTEMS INC	   COM	   141619106	  575 	   39470     SH		Sole		    39470
CELLDEX THERAPEUTICS INC INC	   COM	   15117B103	  148 	   41600     SH		Sole		    41600
COMBIMATRIX CORPORATION	  *W EXP 05/01/201 20009T113	    6 	   23266     SH		Sole		    23266
CONCEPTUS INC	                   COM	   206016107	  225 	   19272     SH		Sole		    19272
DERMA SCIENCES INC	      COM PAR $.01 249827502	  837 	   90909     SH		Sole		    90909
DIGIRAD CORP			   COM	   253827109	  326 	  120221     SH		Sole		   120221
DISCOVERY LABORATORIES INC NEW	   COM	   254668403	  821 	  365000     SH		Sole		   365000
DYNAVAX TECHNOLOGIES CORP	   COM	   268158102	 2891    1051156     SH		Sole		  1051156
ENTEROMEDICS INC	           COM NEW 29365M208	  588 	  216802     SH		Sole		   216802
FLAMEL TECHNOLOGIES SA ADR  SPONSORED ADR  338488109	  704 	  131504     SH		Sole		   131504
GILEAD SCIENCES INC	           COM	   375558103	  441 	   10650     SH		Sole		    10650
GIVEN IMAGING LTD	          ORD SHS  M52020100	 1139 	   55949     SH		Sole		    55949
GRAYMARK HEALTHCARE INC	   COM PAR $.0001  389465303	  738 	  590701     SH		Sole		   590701
HANSEN MEDICAL INC	           COM	   411307101	 2265 	  664152     SH		Sole		   664152
IMMUNOCELLULAR THERAPEUTICS LTD	   COM	   452536105	  124 	   56200     SH		Sole		    56200
INSULET CORPORATION	           NOTE	   45784PAC5	 3218    3000000    PRN		Sole		  3000000
INSULET CORPORATION	           COM	   45784P101	 4130 	  186281     SH		Sole		   186281
INTELGENX TECHNOLOGIEX CORP	   COM	   45822R101	  120 	  149400     SH		Sole		   149400
INTELLIPHARMACEUTICS INTL IN	   COM	   458173101	  173 	   43525     SH		Sole		    43525
INTERMUNE PHARMACEUTICALS INC	   COM	   45884X103	 1319 	   36801     SH		Sole		    36801
JOHNSON & JOHNSON                  COM     478160104      625       9400     SH         Sole                 9400
MANNKIND CORP	           NOTE 3.750%12/1 56400PAA0	 1078    1891000    PRN		Sole		  1891000
MASIMO CORP	                   COM	   574795100	  519 	   17500     SH		Sole		    17500
MEDICINOVA INC	                   COM NEW 58468P206	  336 	  125000     SH		Sole		   125000
MEDLINK INTERNATIONAL INC	   COM	   58502M102	   94 	  156751     SH		Sole		   156751
NANOSPHERE INC	                   COM	   63009F105	  411 	  227273     SH		Sole		   227273
NEUROCRINE BIOSCIENCES INC	   COM	   64125C109	  317 	   39385     SH		Sole		    39385
PHARMACYCLICS INC	           COM	   716933106	 5877 	  562949     SH		Sole		   562949
PLURISTEM THERAPEUTICS INC	   COM	   72940R102	  389 	  134026     SH		Sole		   134026
POLYMEDIX INC			   COM	   73174C100	  173 	  230000     SH		Sole		   230000
POZEN INC			   COM	   73941U102	 2192 	  521951     SH		Sole		   521951
PROGENICS PHARMACEUTICALS INC	   COM	   743187106	  433 	   60289     SH		Sole		    60289
PROLOR BIOTECH INC		   COM	   74344F106	  270 	   54627     SH		Sole		    54627
PROTALIX BIOTHERAPEUTICS INC	   COM	   74365A101	 1055 	  168536     SH		Sole		   168536
RIGEL PHARMACEUTICALS INC	   COM NEW 766559603	 2228 	  242994     SH		Sole		   242994
ROSETTA GENOMICS LTD	           SHS	   M82183100	   73 	  250000     SH		Sole		   250000
RTI BIOLOGICS INC	           COM	   74975N105	 1055 	  389173     SH		Sole		   389173
RXI PHARMACEUTICALS CORP	   COM	   74978T109	  280 	  285806     SH		Sole		   285806
SANUWAVE HEALTH INC	           COM	   80303D107	  119 	   35825     SH		Sole		    35825
SONOSITE INC	                   COM	   83568G104	 4195 	  119270     SH		Sole		   119270
SPECTRANETICS CORP	           COM	   84760C107	 1076 	  172962     SH		Sole		   172962
STEREOTAXIS INC	                   COM	   85916J102	 2810 	  800675     SH		Sole		   800675
SYNTA PHARMACEUTICALS CORP	   COM	   87162T206	  824 	  163900     SH		Sole		   163900
TARGACEPT INC	                   COM	   87611R306	 3267 	  155032     SH		Sole		   155032
TEARLAB CORP	                   COM	   878193101	 2610    1373700     SH		Sole		  1373700
TENGION INC	                   COM	   88034G109	  255 	  212100     SH		Sole		   212100
THERAGENICS CORP	           COM	   883375107	  976 	  554751     SH		Sole		   554751
THORATEC LABORATORIES CORP NEW	   COM NEW 885175307	  246 	    7500     SH		Sole		     7500
THRESHOLD PHARMACEUTICALS INC	   COM NEW 885807206	 2104    1259785     SH		Sole		  1259785
TRANS1 INC	                   COM	   89385X105	 1696 	  370326     SH		Sole		   370326
TRIUS THERAPEUTICS INC	           COM	   89685K100	  873 	  110240     SH		Sole		   110240
UNITED THERAPEUTICS CORP 	   COM	   91307C102	  992 	   18000     SH		Sole		    18000
VIKING SYSTEMS INC	           COM	   92685Q200	 1080    4000000     SH		Sole		  4000000
YM BIOSCIENCE INC	           COM	   984238105	 2601 	  925599     SH		Sole		   925599






